Contingent assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Nov. 08, 2018
Contingent Liabilities
VAT refund from tax authorities	€ 970
Reimbursement amount	2,012
Contingent assets
Contingent Liabilities
VAT refund from tax authorities	€ 970
Universitair Medisch Centrum Utrecht
Contingent Liabilities
Amount in dispute		€ 1,300	€ 880